UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: December 31, 2008
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		February 13, 2009

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		             0
						     ----------
Form 13F Information Table Entry Total                      23
						     ----------
Form 13F Information Table Value Total	              $182,978
						     ----------
						     (thousands)


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Form 13F INFORMATION TABLE
                                                           value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                  Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
----------------------------    -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Aldila Inc.	                COM NEW	       014384200      669   282,434  SH	     SOLE    NONE     282,434	    0	 0
Covidien Ltd.	                COM 	       G2552X108     5255   145,000  SH	     SOLE    NONE     145,000	    0	 0
Eclipsys Corp	                COM 	       278856109    13030   918,274  SH	     SOLE    NONE     918,274	    0	 0
First Advantage Corp.	        CL A	       31845F100     5376   379,933  SH	     SOLE    NONE     379,933	    0	 0
Fidelity Natl Information SV	COM 	       31620M106    10935   672,091  SH	     SOLE    NONE     672,091	    0	 0
Fidelity National Financial,Inc CL A	       31620R105    14234   801,900  SH	     SOLE    NONE     801,900	    0	 0
Halliburton Co.	                COM 	       406216101     8181   450,000  SH	     SOLE    NONE     450,000	    0	 0
Hewlett-Packard Co.	        COM 	       428236103     7077   195,000  SH	     SOLE    NONE     195,000	    0	 0
L-1 Identity Solutions Inc.	COM 	       50212A106    10097 1,498,100  SH	     SOLE    NONE   1,498,100	    0	 0
Intuitive Surgical Inc.	        COM NEW	       46120E602     9575    75,400  SH	     SOLE    NONE      75,400	    0	 0
Lender Processing Svcs, Inc.	COM 	       52602E102     9143   310,454  SH	     SOLE    NONE     310,454	    0	 0
Allscript Misys Healtcar Sol	COM 	       01988P108    10605 1,069,097  SH	     SOLE    NONE   1,069,097	    0	 0
NICE Sys Ltd	                SPONSORED ADR  653656108     6002   267,093  SH	     SOLE    NONE     267,093	    0	 0
Verifone Hldgs, Inc.	        COM 	       92342Y109     1960   400,000  SH	     SOLE    NONE     400,000	    0	 0
SAIC, Inc	                COM 	       78390X101    15197   780,142  SH	     SOLE    NONE     780,142	    0	 0
Skillsoft PLC	                SPONSORED ADR  830928107    16367 2,292,262  SH	     SOLE    NONE   2,292,262	    0	 0
Scotts Miracle Gro Co.	        CL A	       810186106     9115   306,704  SH	     SOLE    NONE     306,704	    0	 0
Spirit Aerosystems Hldgs Inc	COM CL A       848574109     5084   499,900  SH	     SOLE    NONE     499.900	    0	 0
Sumtotal Sys Inc.	        COM 	       866615107     3126 1,100,613  SH	     SOLE    NONE   1,100,613	    0	 0
Tempur Pedic Intl Inc.	        COM 	       88023U101     4274   602,800  SH	     SOLE    NONE     602,800	    0	 0
Ultra Clean Hldgs, Inc.	        COM 	       90385V107     4080 2,029,868  SH	     SOLE    NONE   2,029,868	    0	 0
Varian Med Sys Inc.	        COM 	       92220P105     8577   244,775  SH	     SOLE    NONE     244,775	    0	 0
Western Un Co.	                COM 	       959802109     5019   350,000  SH	     SOLE    NONE     350,000	    0	 0
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